Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Oct. 10, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000194063
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,671	$ 12,588	$ 12,514	$ 12,425	$ 12,393	$ 12,290	$ 12,227	$ 12,117	$ 12,018	$ 11,929	$ 11,710	$ 11,529	$ 11,583	$ 11,528	$ 11,413	$ 11,242	$ 10,969	$ 11,036	$ 10,921	$ 10,917	$ 10,844	$ 10,514	$ 10,503	$ 10,358	$ 10,250	$ 10,599	$ 10,450	$ 10,144	$ 10,489	$ 10,810	$ 10,818	$ 10,838	$ 10,896	$ 10,898	$ 10,816	$ 10,852	$ 10,831	$ 10,776	$ 10,719	$ 10,730	$ 10,697	$ 10,641	$ 10,601	$ 10,623	$ 10,582	$ 10,471	$ 10,359	$ 10,126	$ 10,124	$ 10,114	$ 9,993	$ 9,787	$ 9,745	$ 9,419	$ 9,121	$ 10,317	$ 10,475	$ 10,427	$ 10,248	$ 10,200	$ 10,231	$ 10,179	$ 10,188	$ 10,104	$ 10,084	$ 10,133	$ 9,970	$ 10,012	$ 9,842	$ 9,557	$ 9,871	$ 9,973	$ 9,989	$ 9,929	$ 9,900	$ 9,837	$ 9,844	$ 9,847	$ 9,803	$ 9,785	$ 9,772	$ 9,698	$ 9,669		$ 9,675
C000194065
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,331,011	1,321,481	1,312,044	1,303,864	1,300,217	1,289,159	1,280,885	1,270,563	1,259,926	1,250,296	1,227,072	1,207,849	1,213,288	1,207,265	1,193,634	1,176,833	1,147,980	1,153,423	1,142,465	1,141,759	1,133,956	1,099,198	1,097,780	1,082,377	1,070,917	1,107,175	1,091,419	1,059,196	1,095,022	1,128,404	1,129,009	1,130,849	1,136,756	1,136,718	1,127,980	1,131,449	1,128,980	1,122,989	1,117,995	1,117,760	1,114,059	1,108,053	1,103,664	1,105,705	1,101,206	1,089,425	1,077,614	1,053,110	1,052,637	1,052,512	1,038,608	1,016,977	1,012,379	978,268	947,115	1,072,379	1,088,571	1,083,323	1,064,706	1,058,427	1,061,463	1,056,917	1,057,668	1,047,599	1,046,348	1,051,232	1,034,127	1,038,334	1,020,462	990,714	1,023,057	1,033,374	1,034,713	1,028,271	1,024,918	1,017,181	1,018,641	1,018,889	1,014,189	1,012,254	1,011,152	1,003,244	999,001		1,000,000
C000194066
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,653,495	6,605,760	6,558,702	6,517,813	6,492,368	6,444,265	6,402,874	6,351,188	6,297,944	6,249,804	6,133,714	6,037,629	6,064,815	6,034,712	5,966,573	5,882,583	5,738,365	5,765,548	5,710,845	5,707,441	5,668,432	5,494,686	5,487,595	5,410,608	5,353,236	5,528,271	5,456,141	5,295,042	5,474,124	5,634,916	5,644,015	5,653,027	5,682,551	5,676,391	5,638,696	5,650,068	5,643,661	5,613,706	5,582,834	5,587,542	5,569,039	5,539,012	5,517,038	5,527,221	5,504,710	5,445,801	5,381,001	5,264,228	5,261,865	5,255,549	5,191,708	5,083,575	5,060,585	4,890,040	4,734,289	5,354,806	5,435,727	5,414,972	5,321,970	5,290,568	5,305,734	5,277,623	5,286,781	5,236,455	5,224,825	5,249,228	5,168,892	5,184,679	5,100,643	4,946,744	5,113,602	5,165,132	5,167,116	5,140,508	5,119,139	5,085,853	5,093,843	5,094,832	5,071,531	5,056,664	5,056,669	5,011,844	4,995,503		5,000,000
C000241878
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 22,003	21,636	21,191	21,302	20,968	20,239	20,869	20,511	19,781	19,633	18,643	17,017	17,393	18,473	18,874	18,595	17,782	17,927	17,490	16,677	17,272	16,070	16,704	15,332	14,342	15,881	16,919	15,523	16,883	16,883	18,387	18,446	18,947	19,771	18,857	19,513	18,332	19,239	18,529	18,026	17,862	17,523	16,594	16,102	15,588	15,829	15,011	13,213	13,802	14,205	13,442	13,039	12,756	12,080	10,860	12,799	13,812	13,900	13,396	13,018	12,597	12,425	12,554	12,554	11,648	12,446	11,972	11,627	11,238	10,548	11,421	11,134	12,174	12,125	11,996	11,709	11,709	11,689	11,550	11,510	12,085	11,441	11,301	$ 11,120		$ 11,024	$ 10,728	$ 10,805	$ 10,489	$ 10,461	$ 10,327	$ 10,059	$ 9,945	$ 9,773	$ 9,467	$ 9,276	$ 9,276	$ 9,503	$ 9,522	$ 9,617	$ 9,077	$ 9,371	$ 9,238	$ 9,077	$ 8,565	$ 8,963		$ 9,513
C000241877
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,331,755	2,292,478	2,245,345	2,257,128	2,220,470	2,143,225	2,208,687	2,170,719	2,093,473	2,076,453	1,972,271	1,799,039	1,838,818	1,954,306	1,995,368	1,965,855	1,878,598	1,895,279	1,847,801	1,761,827	1,823,420	1,696,384	1,761,641	1,618,091	1,513,576	1,674,755	1,784,307	1,642,016	1,784,307	1,785,566	1,942,968	1,949,264	2,000,892	2,086,519	1,990,162	2,059,385	1,934,783	2,030,542	1,955,550	1,902,479	1,885,173	1,849,408	1,751,342	1,699,425	1,645,200	1,670,582	1,584,243	1,394,547	1,456,630	1,499,167	1,418,690	1,376,153	1,346,261	1,274,982	1,146,219	1,350,860	1,457,779	1,466,977	1,413,783	1,373,942	1,329,548	1,311,335	1,324,995	1,324,995	1,229,377	1,313,612	1,263,526	1,227,100	1,186,121	1,113,269	1,205,417	1,175,098	1,284,872	1,279,644	1,266,053	1,235,735	1,235,735	1,233,644	1,219,008	1,214,826	1,275,463	1,207,508	1,192,751	1,173,594		1,163,512	1,132,256	1,140,322	1,107,050	1,104,025	1,089,910	1,061,679	1,049,580	1,031,432	999,168	979,000	979,000	1,003,000	1,005,000	1,015,000	958,000	989,000	975,000	958,000	904,000	946,000		1,000,000
C000241880
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,625	18,460	18,037	16,995	17,286	16,753	17,758	17,238	16,729	17,189	15,949	14,445	15,191	16,177	16,851	16,346	15,588	16,189	16,021	16,009	16,322	15,059	15,585	14,510	13,389	14,707	15,643	14,314	15,643	15,898	17,250	17,586	17,505	19,123	18,065	18,732	17,926	18,732	18,434	18,085	18,205	18,036	17,200	16,772	16,085	16,363	15,224	13,786	13,736	14,042	13,431	12,859	12,751	11,884	10,603	12,948	14,101	14,318	13,901	13,386	13,205	13,072	13,310	13,234	12,433	12,977	12,548	12,557	12,071	11,147	12,122	11,931	13,135	13,153	12,962	12,815	12,815	12,477	12,364	12,226	12,754	12,286	12,186	11,831		11,738	11,341	11,451	11,155	10,995	10,826	10,607	10,429	10,184	9,973	9,720	9,416	9,644	9,517	9,509	9,171	9,416	9,230	9,230	8,588	8,639	$ 9,239		$ 9,534	$ 9,459	$ 8,939	$ 9,259	$ 9,780	$ 9,980	$ 10,037	$ 9,934	$ 10,272	$ 10,135	$ 9,677	$ 9,940	$ 9,849	$ 9,918	$ 9,475
C000241881
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,234	18,077	17,674	16,675	16,973	16,448	17,446	16,956	16,465	16,921	15,717	14,232	14,983	15,961	16,642	16,153	15,420	16,014	15,856	15,856	16,171	14,931	15,467	14,409	13,302	14,624	15,566	14,244	15,582	15,847	17,202	17,549	17,483	19,119	18,068	18,743	17,946	18,757	18,487	18,149	18,270	18,122	17,284	16,865	16,189	16,473	15,339	13,898	13,858	14,178	13,565	13,004	12,898	12,017	10,737	13,124	14,298	14,525	14,105	13,592	13,412	13,297	13,540	13,476	12,668	13,232	12,796	12,822	12,334	11,384	12,393	12,210	13,455	13,478	13,284	13,147	13,158	12,815	12,701	12,575	13,124	12,655	12,558	12,202		12,102	11,702	11,824	11,535	11,368	11,201	10,990	10,812	10,556	10,345	10,089	9,777	10,022	9,900	9,889	9,544	9,811	9,633	9,633	8,965	9,021	9,655		9,978	9,900	9,364	9,705	10,254	10,470	10,540	10,435	10,797	10,665	10,185	10,463	10,380	10,462	10,000
C000241879
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,017,000	1,998,243	1,951,975	1,838,183	1,870,695	1,810,673	1,919,463	1,863,192	1,808,172	1,858,191	1,722,075	1,559,662	1,640,248	1,745,631	1,818,779	1,764,228	1,681,161	1,745,631	1,727,034	1,725,794	1,759,268	1,622,891	1,679,653	1,562,994	1,441,573	1,583,231	1,684,415	1,540,376	1,683,224	1,710,603	1,854,642	1,891,544	1,882,021	2,055,819	1,940,605	2,012,594	1,925,179	2,011,566	1,979,685	1,941,634	1,953,975	1,935,463	1,844,963	1,798,685	1,725,668	1,754,464	1,632,273	1,476,770	1,472,705	1,505,228	1,438,149	1,377,167	1,364,971	1,271,466	1,135,274	1,385,298	1,508,278	1,531,654	1,486,147	1,431,177	1,410,563	1,396,821	1,422,343	1,413,508	1,327,127	1,385,042	1,338,906	1,339,888	1,287,863	1,188,721	1,292,601	1,272,055	1,400,690	1,401,583	1,381,038	1,364,958	1,364,958	1,328,333	1,315,827	1,301,534	1,356,919	1,307,787	1,296,179	1,258,798		1,247,496	1,205,768	1,217,070	1,185,774	1,167,518	1,149,262	1,126,659	1,107,533	1,080,584	1,058,851	1,031,901	998,866	1,023,208	1,009,298	1,007,560	971,917	997,997	978,002	977,133	909,325	914,541	978,002		1,009,298	1,000,762	945,494	979,368	1,034,042	1,054,841	1,060,784	1,049,493	1,085,150	1,070,293	1,022,156	1,048,899	1,039,474	1,047,149	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,281	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960		10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,128,137	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989		1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,640,684	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943		5,000,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,213	25,644	24,984	24,551	24,061	23,033	23,921	23,177	22,234	21,970	20,942	19,147	19,719	20,608	21,113	20,426	19,262	19,456	19,121	18,547	19,004	17,748	18,536	17,331	16,169	17,827	18,604	17,236	18,871	18,856	20,565	20,015	20,535	21,682	20,793	21,259	20,119	20,991	20,481	20,121	19,825	19,544	18,675	18,073	17,622	17,799	17,075	15,139	15,618	16,176	15,163	14,471	14,098	13,448	12,124	13,973	15,263	15,357	14,910	14,506	14,146	13,851	14,140	14,071	13,201	14,009	13,529	13,354	12,964	12,028	13,018	12,872	13,892	13,815	13,646	13,233	13,239	13,157	13,007	13,297	13,872	13,176	13,000	12,725		12,489	12,215	12,197	11,912	11,867	11,621	11,451	11,331	11,025	10,765	10,513	10,364	10,569	10,513	10,504	10,078	10,193	10,136	9,978	9,344	9,414		10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 2,621,267	2,564,391	2,498,359	2,455,094	2,406,134	2,303,288	2,392,143	2,317,665	2,223,399	2,197,033	2,094,219	1,914,711	1,971,928	2,060,829	2,111,258	2,042,640	1,926,151	1,945,574	1,912,056	1,854,745	1,900,429	1,774,848	1,853,563	1,733,063	1,616,945	1,782,661	1,860,442	1,723,595	1,887,056	1,885,628	2,056,465	2,001,536	2,053,471	2,168,192	2,079,321	2,125,906	2,011,949	2,099,104	2,048,130	2,012,092	1,982,538	1,954,385	1,867,472	1,807,338	1,762,183	1,779,873	1,707,481	1,513,910	1,561,819	1,617,626	1,516,314	1,447,084	1,409,793	1,344,827	1,212,382	1,397,305	1,526,317	1,535,664	1,490,996	1,450,597	1,414,599	1,385,122	1,414,046	1,407,076	1,320,089	1,400,924	1,352,949	1,335,409	1,296,426	1,202,838	1,301,826	1,287,204	1,389,211	1,381,518	1,364,634	1,323,302	1,323,934	1,315,689	1,300,742	1,329,725	1,387,193	1,317,623	1,300,041	1,272,470		1,248,868	1,221,454	1,219,736	1,191,227	1,186,662	1,162,078	1,145,123	1,133,054	1,102,467	1,076,486	1,051,330	1,036,427	1,056,880	1,051,296	1,050,423	1,007,843	1,019,264	1,013,572	997,783	934,377	941,384		$ 1,000,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,114	25,644	24,984	24,551	24,061	23,033	23,921	23,177	22,234	21,970	20,942	19,147	19,719	20,608	21,113	20,426	19,262	19,456	19,121	18,547	19,004	17,748	18,536	17,331	16,169	17,827	18,604	17,236	18,871	18,856	20,565	20,015	20,535	21,682	20,793	21,259	20,119	20,991	20,481	20,121	19,825	19,544	18,675	18,073	17,622	17,799	17,075	15,139	15,618	16,176	15,163	14,471	14,098	13,448	12,124	13,973	15,263	15,357	14,910	14,506	14,146	13,851	14,140	14,071	13,201	14,009	13,529	13,354	12,964	12,028	13,018	12,872	13,892	13,815	13,646	13,233	13,239	13,157	13,007	13,297	13,872	13,176	13,000	12,725		12,489	12,215	12,197	11,912	11,867	11,621	11,451	11,331	11,025	10,765	10,513	10,364	10,569	10,513	10,504	10,078	10,193	10,136	9,978	9,344	9,414	10,013		10,192	10,243	9,491	9,854	10,553	10,367	10,613	10,577	10,335	10,499	9,918	10,101	10,266	10,065	10,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,114	25,644	24,984	24,551	24,061	23,033	23,921	23,177	22,234	21,970	20,942	19,147	19,719	20,608	21,113	20,426	19,262	19,456	19,121	18,547	19,004	17,748	18,536	17,331	16,169	17,827	18,604	17,236	18,871	18,856	20,565	20,015	20,535	21,682	20,793	21,259	20,119	20,991	20,481	20,121	19,825	19,544	18,675	18,073	17,622	17,799	17,075	15,139	15,618	16,176	15,163	14,471	14,098	13,448	12,124	13,973	15,263	15,357	14,910	14,506	14,146	13,851	14,140	14,071	13,201	14,009	13,529	13,354	12,964	12,028	13,018	12,872	13,892	13,815	13,646	13,233	13,239	13,157	13,007	13,297	13,872	13,176	13,000	12,725		12,489	12,215	12,197	11,912	11,867	11,621	11,451	11,331	11,025	10,765	10,513	10,364	10,569	10,513	10,504	10,078	10,193	10,136	9,978	9,344	9,414	10,013		10,192	10,243	9,491	9,854	10,553	10,367	10,613	10,577	10,335	10,499	9,918	10,101	10,266	10,065	10,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 2,611,356	2,564,391	2,498,359	2,455,094	2,406,134	2,303,288	2,392,143	2,317,665	2,223,399	2,197,033	2,094,219	1,914,711	1,971,928	2,060,829	2,111,258	2,042,640	1,926,151	1,945,574	1,912,056	1,854,745	1,900,429	1,774,848	1,853,563	1,733,063	1,616,945	1,782,661	1,860,442	1,723,595	1,887,056	1,885,628	2,056,465	2,001,536	2,053,471	2,168,192	2,079,321	2,125,906	2,011,949	2,099,104	2,048,130	2,012,092	1,982,538	1,954,385	1,867,472	1,807,338	1,762,183	1,779,873	1,707,481	1,513,910	1,561,819	1,617,626	1,516,314	1,447,084	1,409,793	1,344,827	1,212,382	1,397,305	1,526,317	1,535,664	1,490,996	1,450,597	1,414,599	1,385,122	1,414,046	1,407,076	1,320,089	1,400,924	1,352,949	1,335,409	1,296,426	1,202,838	1,301,826	1,287,204	1,389,211	1,381,518	1,364,634	1,323,302	1,323,934	1,315,689	1,300,742	1,329,725	1,387,193	1,317,623	1,300,041	1,272,470		1,248,868	1,221,454	1,219,736	1,191,227	1,186,662	1,162,078	1,145,123	1,133,054	1,102,467	1,076,486	1,051,330	1,036,427	1,056,880	1,051,296	1,050,423	1,007,843	1,019,265	1,013,572	997,783	934,377	941,384	1,001,285		1,019,200	1,024,296	949,087	985,434	1,055,265	1,036,657	1,061,336	1,057,692	1,033,455	1,049,890	991,783	1,010,085	1,026,640	1,006,469	1,000,000
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 14,307	14,239	14,149	14,053	14,004	13,874	13,791	13,674	13,551	13,460	13,242	13,083	13,085	12,960	12,810	12,648	12,368	12,390	12,261	12,265	12,195	11,878	11,829	11,689	11,574	11,844	11,668	11,424	11,677	11,984	11,958	11,952	12,014	11,970	11,894	11,913	11,882	11,806	11,750	11,752	11,708	11,641	11,581	11,581	11,514	11,378	11,227	10,983	10,961	10,892	10,731	10,525	10,407	10,026	9,594	10,949	11,095	11,034	10,860	10,797	10,846	10,795	10,825	10,739	10,713	10,736	10,562	10,580	10,415	10,156	10,421	10,516	10,519	10,448	10,406	10,329	10,318	10,300	10,258	10,229	10,209	10,111	10,071		10,000
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 1,430,739	1,423,873	1,414,896	1,405,312	1,400,421	1,387,392	1,379,095	1,367,445	1,355,124	1,346,037	1,324,218	1,308,261	1,308,499	1,296,026	1,281,017	1,264,761	1,236,759	1,239,034	1,226,138	1,226,524	1,219,489	1,187,806	1,182,944	1,168,942	1,157,440	1,184,417	1,166,797	1,142,435	1,167,730	1,198,387	1,195,792	1,195,221	1,201,389	1,197,037	1,189,435	1,191,335	1,188,167	1,180,582	1,175,002	1,175,157	1,170,821	1,164,059	1,158,108	1,158,137	1,151,371	1,137,842	1,122,734	1,098,286	1,096,057	1,089,150	1,073,122	1,052,522	1,040,677	1,002,622	959,431	1,094,869	1,109,532	1,103,367	1,086,040	1,079,697	1,084,575	1,079,539	1,082,514	1,073,906	1,071,310	1,073,638	1,056,194	1,058,041	1,041,464	1,015,601	1,042,121	1,051,608	1,051,935	1,044,752	1,040,577	1,032,943	1,031,753	1,030,017	1,025,778	1,022,896	1,020,869	1,011,137	1,007,148		1,000,000
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 7,153,697	7,119,365	7,074,480	7,026,561	7,002,104	6,936,962	6,895,475	6,837,225	6,775,618	6,730,185	6,621,090	6,541,306	6,542,493	6,480,128	6,405,085	6,323,803	6,183,793	6,195,172	6,130,692	6,132,618	6,097,446	5,939,030	5,914,721	5,844,709	5,787,201	5,922,087	5,833,986	5,712,177	5,838,649	5,991,934	5,978,959	5,976,103	6,006,947	5,985,183	5,947,174	5,956,675	5,940,835	5,902,908	5,875,009	5,875,786	5,854,103	5,820,296	5,790,539	5,790,683	5,756,855	5,689,209	5,613,668	5,491,430	5,480,283	5,445,751	5,365,608	5,262,610	5,203,384	5,013,109	4,797,157	5,474,343	5,547,659	5,516,835	5,430,200	5,398,483	5,422,877	5,397,696	5,412,572	5,369,528	5,356,550	5,368,192	5,280,972	5,290,207	5,207,322	5,078,003	5,210,605	5,258,042	5,259,675	5,223,760	5,202,885	5,164,715	5,158,766	5,150,084	5,128,891	5,114,480	5,104,344	5,055,684	5,035,741		$ 5,000,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 21,568	21,171	21,068	19,717	20,108	19,233	20,280	19,519	18,889	19,427	17,722	16,213	17,273	18,229	18,951	18,065	16,997	17,484	17,502	17,964	18,338	16,782	17,378	16,370	15,152	16,884	17,453	15,996	17,769	17,806	19,314	19,137	19,096	20,656	19,919	20,936	20,206	20,855	20,360	20,499	20,457	20,285	19,527	19,123	18,214	17,845	16,621	14,406	14,409	14,728	13,933	13,408	13,072	12,209	10,763	13,586	14,961	15,389	14,874	14,407	14,020	13,737	14,223	14,141	13,364	14,300	13,868	13,955	13,451	12,195	13,439	13,354	14,823	15,038	14,715	14,538	14,586	14,207	14,078	14,071	14,657	14,156	13,947	13,648		13,453	12,943	12,950	12,663	12,469	12,391	12,146	12,058	11,807	11,541	11,272	10,819	11,233	11,068	11,052	10,474	10,677	10,551	10,308	9,509	9,444	10,239		10,504	10,388	9,824	10,262	10,836	10,884	10,984	10,828	10,728	10,707	10,086	10,271	10,214	10,170	10,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 21,568	21,171	21,068	19,717	20,108	19,233	20,280	19,519	18,889	19,427	17,722	16,213	17,273	18,229	18,951	18,065	16,997	17,484	17,502	17,964	18,338	16,782	17,378	16,370	15,152	16,884	17,453	15,996	17,769	17,806	19,314	19,137	19,096	20,656	19,919	20,936	20,206	20,855	20,360	20,499	20,457	20,285	19,527	19,123	18,214	17,845	16,621	14,406	14,409	14,728	13,933	13,408	13,072	12,209	10,763	13,586	14,961	15,389	14,874	14,407	14,020	13,737	14,223	14,141	13,364	14,300	13,868	13,955	13,451	12,195	13,439	13,354	14,823	15,038	14,715	14,538	14,586	14,207	14,078	14,071	14,657	14,156	13,947	13,648		13,453	12,943	12,950	12,663	12,469	12,391	12,146	12,058	11,807	11,541	11,272	10,819	11,233	11,068	11,052	10,474	10,677	10,551	10,308	9,509	9,444	10,239		10,504	10,388	9,824	10,262	10,836	10,884	10,984	10,828	10,728	10,707	10,086	10,271	10,214	10,170	10,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 2,156,765	$ 2,117,145	$ 2,106,765	$ 1,971,689	$ 2,010,797	$ 1,923,257	$ 2,027,969	$ 1,951,948	$ 1,888,934	$ 1,942,708	$ 1,772,222	$ 1,621,281	$ 1,727,261	$ 1,822,913	$ 1,895,142	$ 1,806,501	$ 1,699,747	$ 1,748,386	$ 1,750,207	$ 1,796,397	$ 1,833,772	$ 1,678,223	$ 1,737,843	$ 1,637,033	$ 1,515,180	$ 1,688,438	$ 1,745,291	$ 1,599,558	$ 1,776,915	$ 1,780,645	$ 1,931,386	$ 1,913,682	$ 1,909,581	$ 2,065,623	$ 1,991,946	$ 2,093,570	$ 2,020,630	$ 2,085,473	$ 2,035,987	$ 2,049,914	$ 2,045,654	$ 2,028,502	$ 1,952,715	$ 1,912,323	$ 1,821,407	$ 1,784,510	$ 1,662,102	$ 1,440,597	$ 1,440,878	$ 1,472,758	$ 1,393,302	$ 1,340,844	$ 1,307,202	$ 1,220,906	$ 1,076,292	$ 1,358,596	$ 1,496,149	$ 1,538,865	$ 1,487,380	$ 1,440,719	$ 1,401,998	$ 1,373,736	$ 1,422,257	$ 1,414,132	$ 1,336,430	$ 1,430,031	$ 1,386,757	$ 1,395,543	$ 1,345,076	$ 1,219,480	$ 1,343,914	$ 1,335,384	$ 1,482,275	$ 1,503,803	$ 1,471,478	$ 1,453,802	$ 1,458,633	$ 1,420,731	$ 1,407,814	$ 1,407,103	$ 1,465,735	$ 1,415,627	$ 1,394,657	$ 1,364,835		$ 1,345,317	$ 1,294,258	$ 1,295,033	$ 1,266,319	$ 1,246,926	$ 1,239,075	$ 1,214,637	$ 1,205,755	$ 1,180,651	$ 1,154,106	$ 1,127,232	$ 1,081,922	$ 1,123,297	$ 1,106,753	$ 1,105,167	$ 1,047,432	$ 1,067,694	$ 1,055,064	$ 1,030,836	$ 950,880	$ 944,376	$ 1,023,944		$ 1,050,416	$ 1,038,789	$ 982,408	$ 1,026,185	$ 1,083,629	$ 1,088,381	$ 1,098,404	$ 1,082,787	$ 1,072,812	$ 1,070,723	$ 1,008,565	$ 1,027,122	$ 1,021,428	$ 1,016,971	$ 1,000,000